Fair Value - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit spread [member] | Weighted average [member] | Corporate bonds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Interest rate	0.00%
Tax credit investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Discount rate used in valuation of tax credit investments	6.70%	6.70%
Net asset value [member] | Recurring fair value measurement [member] | Federal Home Loan Bank shares [member]
Disclosure of fair value measurement of assets and liabilities [line items]
At fair value through other comprehensive income	€ 36	€ 77